Quarterly Data (Unaudited) (Details) (USD $) In Millions, except Per Share data, unless otherwise specified	3 Months Ended								12 Months Ended
	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2010	Sep. 30, 2010	Jun. 30, 2010	Mar. 31, 2010	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Quarterly Financial Data
Net operating revenues	$ 518.1	$ 497.7	$ 505.1	$ 506.0	$ 490.9	$ 460.8	$ 467.3	$ 458.6	$ 2,026.9	$ 1,877.6	$ 1,784.9
Operating earnings	92.1	79.1	90.9	89.3	81.4	67.1	71.1	76.3	351.4	295.9
Provision for income tax expense (benefit)	15.2	18.1	11.2	(7.4)	(741.5)	(0.4)	(1.3)	2.4	37.1	(740.8)	(2.9)
Income from continuing operations	67.5	33.6	30.7	74.0	788.6	38.7	54.2	49.2	205.8	930.7	110.4
Income (loss) from discontinued operations, net of tax	(5.0)	34.7	1.6	17.5	1.3	3.2	3.3	1.3	48.8	9.1	18.4
Net income	62.5	68.3	32.3	91.5	789.9	41.9	57.5	50.5	254.6	939.8	128.8
Less: Net income attributable to noncontrolling interests	(12.5)	(11.3)	(10.4)	(11.7)	(10.7)	(10.1)	(10.2)	(9.8)	(45.9)	(40.8)	(34.0)
Net income attributable to HealthSouth	$ 50.0	$ 57.0	$ 21.9	$ 79.8	$ 779.2	$ 31.8	$ 47.3	$ 40.7	$ 208.7	$ 899.0	$ 94.8
Basic:
Income from continuing operations attributable to HealthSouth common shareholders	$ 0.52	$ 0.17	$ 0.14	$ 0.60	$ 8.31	$ 0.24	$ 0.40	$ 0.36	$ 1.42	$ 9.31	$ 0.58
Income from discontinued operations, net of tax, attributable to HealthSouth common shareholders	$ (0.05)	$ 0.37	$ 0.03	$ 0.19	$ 0.02	$ 0.03	$ 0.04	$ 0.01	$ 0.54	$ 0.10	$ 0.19
Net income attributable to HealthSouth common shareholders	$ 0.47	$ 0.54	$ 0.17	$ 0.79	$ 8.33	$ 0.27	$ 0.44	$ 0.37	$ 1.96	$ 9.41	$ 0.77
Diluted:
Income from continuing operations attributable to HealthSouth common shareholders	$ 0.50	$ 0.17	$ 0.14	$ 0.57	$ 7.15	$ 0.24	$ 0.40	$ 0.36	$ 1.42	$ 8.20	$ 0.58
Income (loss) from discontinued operations, net of tax, attributable to HealthSouth common shareholders	$ (0.04)	$ 0.37	$ 0.03	$ 0.16	$ 0.01	$ 0.03	$ 0.04	$ 0.01	$ 0.54	$ 0.08	$ 0.19
Net income attributable to HealthSouth common shareholders	$ 0.46	$ 0.54	$ 0.17	$ 0.73	$ 7.16	$ 0.27	$ 0.44	$ 0.37	$ 1.96	$ 8.28	$ 0.77